Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure of Amendments to IFRS 4

		December 31, 2018
($ billions)	IAS 39 Classification	SPPI	Non-SPPI
Debt securities	AFS	12.9	0.1
Mortgages and loans supporting Insurance contract liabilities(1)	Amortized cost	43.8	—
Mortgages and loans not supporting Insurance contract liabilities	Amortized cost	4.4	0.2
(1) Because we use CALM to value our insurance contract liabilities, the impact on net income in our Consolidated Statements of Operations of classifying assets supporting those liabilities as SPPI or non-SPPI is not material.